===================================



                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



                      ===================================

                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                           10 Langley Road, Suite 400
                       Newton Centre, Massachusetts 02459


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2001
                                   (UNAUDITED)

                      ===================================

                          PRINCIPLED EQUITY MARKET FUND


The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.


  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index



                                [OBJECT OMITTED]



                       ----------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
                       ==================================
                        Six                         From
                       Months*  1 Year   3 Years  Inception

                       (6.52%)  (10.03%)  11.81%   14.39%

                       ----------------------------------
                       *Not Annualized for the period from
                        December 31, 2000 to June 30, 2001.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001

                                   (Unaudited)


Assets:
Investments at quoted market value (cost $21,164,096;
 see Schedule of Investments, Notes 1, 2, & 6)....... $ 29,777,336
Cash ................................................       99,350
Dividends and interest receivable....................       24,703
Prepaid Expenses.....................................       12,935
                                                        -----------
    Total assets.....................................   29,914,324
                                                        -----------
Liabilities:
Accrued expenses and other liabilities (Note 3 ).....       11,875
                                                        -----------
    Total liabilities................................       11,875
                                                        -----------

Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value, amount paid in on 1,912,313 shares
 outstanding) (Note 1)..............................    21,211,497
Accumulated undistributed net investment income
 (Note 1)...........................................        99,098
Accumulated realized gain from security transactions
(Note 1).............................................      (21,386)
Net unrealized appreciation in value of investments
(Note 2).............................................    8,613,240
                                                        -----------
    Net assets (equivalent to $15.64 per share, based
      on 1,912,313 capital shares outstanding).......  $ 29,902,449
                                                        ===========








The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2001

                                   (Unaudited)

Income:
 Dividends...........................................   $  168,069
 Interest............................................        5,273
                                                        -----------
    Total income.....................................      173,342
                                                        -----------
Expenses:
 Management fees, net (Note 3).......................       22,141
 Administration fees (Note 4)........................       13,936
 Legal fees..........................................        9,208
 Trustees' fees and expenses.........................        6,133
 Transfer fees (Note 4)..............................        5,973
 Audit and accounting fees...........................        5,584
 Custodian fees......................................        2,791
 Other expenses......................................       12,790
                                                        -----------
    Total expenses...................................       78,556
                                                        -----------
Net investment income................................       94,786
                                                        -----------
Realized and unrealized loss on investments:
  Realized loss on investments-net...................       (1,188)
  Decrease in net unrealized appreciation in
   investments.......................................   (2,188,528)
                                                        -----------
    Net loss on investments..........................   (2,189,716)
                                                        -----------
Net decrease in net assets resulting from operations. $ (2,094,930)
                                                        ===========




The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS



                                            Six Months
                                              Ended      Year Ended
                                          June 30, 2001 December 31,
                                           (Unaudited)      2000
                                          ----------------------------
From operations:
 Net investment income................... $   94,786   $  199,693
 Realized (loss) gain on investments, net    (1,188)      573,935
 Decrease in net unrealized
  appreciation in investments............ (2,188,528)   (2,011,173)
                                          -----------   -----------
    Net decrease in net assets resulting
     from operations..................... (2,094,930)   (1,237,545)
                                          ------------  -----------
Distributions to shareholders:
 From net investment income
 ($0.11 per share in 2000)...............      --       (199,890)
 From net realized gain on investments
 ($0.30 per share in 2000)...............      --       (575,661)
                                          ------------  -----------
    Total distributions to shareholders..     --        (775,551)
                                          ------------  -----------

From capital share transactions:
                        Number of Shares
                         2001      2000
                       --------- ---------
 Proceeds from sale of
  shares..............     849     3,322      13,798       58,540
 Shares issued to
  shareholders in
  distributions
  reinvested..........     --     38,354       --         643,379
 Cost of shares
  redeemed............   (123)    (3,663)    (1,965)      (62,646)
                       --------- --------- ---------    -----------
 Increase in net
  assets resulting
from capital
  share transactions...   726     38,013      11,833      639,273
                       ========= ========= ---------    -----------

Net (decrease) in net assets............. (2,083,097)   (1,373,823)
Net assets:
  Beginning of period.................... 31,985,546    33,359,369
                                          ------------  -----------
  End of period ( including undistributed
     net investment income of $99,098 ).. $29,902,449   $31,985,546
                                          ============  ===========


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       SELECTED PER SHARE DATA AND RATIOS
                for a share outstanding throughout each period)

                          Six
                         Months   Year      Year     Year      Year
                          Ended   Ended     Ended    Ended     Ended
                        June 30, December  December December  December
                          2001   31,2000   31,1999  31,1998   31, 1997
                      (Unaudited)

Investment income ...... $ 0.10    $ 0.20    $ 0.24     $ 0.22    $ 0.18
Expenses, net...........   0.04      0.09      0.10       0.07      0.04
                        ------------------------------ --------- ----------
Net investment income ..   0.06      0.11      0.14       0.15      0.14
Net realized and
unrealized (loss)
   gain on investments..  (1.15)    (0.78)     3.19       3.49      2.96
Distributions to
shareholders:
  From net investment
  income................   0.00      0.11      0.14       0.15      0.14
  From net realized
  gain on investments...   0.00      0.30      0.68       1.09      0.06
                        ------------------------------ --------- ----------
Net (decrease) increase
in net asset value......  (1.09)    (1.08)     2.51       2.40      2.90
Net asset value:
  Beginning of period...  16.73     17.81     15.30      12.90     10.00
                        ------------------------------ --------- ----------
  End of period......... $15.64    $16.73    $17.81     $15.30    $12.90
                        ============================== ========= ==========

Total Return............  (6.51%)   (3.76%)   21.16%     28.22%    31.00%
Ratio of expenses
 to average net assets..   0.52%     0.50%     0.55%      0.48%     0.48%
Ratio of net investment
 income to average
 net assets.............   0.63%     0.60%     0.82%      1.06%     1.40%
Portfolio turnover......   0.00      0.01      0.15       0.29      0.07
Average commission rate
paid....................   0.0282    0.0446    0.0314     0.0292    0.0253
Number of shares
outstanding at end of
period..................  1,912,313 1,911,587 1,873,574  1,792,985 1,706,087


Per share data and
ratios assuming no
waiver of advisory fees:
   Expenses.............   0.06      0.13      0.12       0.14      0.06
   Net investment income   0.05      0.10      0.09       0.08      0.13
  Ratio of expenses to
  average net assets....   0.62%     0.60%     0.65%      0.73%     0.58%
   Ratio of net
   investment income to
   Average net assets...   0.53%     0.50%     0.72%      0.81%     1.30%





   The accompanying notes are an integral part of these financial statements.

                          Principled Equity Market Fund


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001

                                   (Unaudited)

                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
COMMON STOCK -- 99.35%
           Advertising Industry -- 0.50%
  1,600    Interpublic Group of Companies
           Incorporated...........................     46,960
  1,200    Omnicom Group..........................    103,200
                                                      ----------
                                                      150,160
           Aerospace/Defense Industry -- 1.68%
 13,400    Precision Castparts Corporation........    501,428
                                                      ----------

           Air Transport Industry - 0.60%
    800    AMR Corporation........................    28,904
    600    Fedex Corporation......................    24,120
  2,200    Gateway, Incorporated..................    36,190
  4,050    Southwest Airlines Company.............    74,885
    600    US Airways Group Incorporated..........    14,580
                                                      ----------
                                                      178,679
                                                      ----------
           Auto & Truck Industry -- 0.17%
  1,000    Paccar Incorporated....................    51,420
                                                      ----------

           Auto Parts (OEM) Industry -- 0.21%
    600    Superior Industries International......    22,980
  1,300    Synovus Financial Corporation..........    40,794
                                                      ----------
                                                      63,774
                                                      ----------
           Auto Parts (Replacement) Industry --
           1.82%
    800    Delphi Automotive Systems..............    12,744
 16,850    Genuine Parts Company..................    530,775
                                                      ----------
                                                      543,519
                                                      ----------
           Bank Industry -- 8.95%
  1,700    BB&T Corporation.......................    62,390
  2,430    Bank One Corporation...................    86,994
  2,000    Bank of New York Company Incorporated..    96,000
 11,889    BankAmerica Corporation ...............    713,697




   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Bank Industry (Continued)
    900    Capital One Financial..................    54,135
 18,479    Citigroup Incorporated.................    976,430
  2,700    First Union Corporation................    94,338
  1,184    Fleetboston Financial Corporation......    46,709
  8,430    J.P. Morgan Chase & Company............    374,882
    600    Keycorp................................    15,630
  1,100    PNC Bank Corporation...................    72,369
    600    Wachovia Corporation...................    42,690
  1,104    Washington Mutual Incorporated.........    41,455
                                                      ----------
                                                      2,677,719
                                                      ----------
           Bank (Midwest) Industry -- 2.45%
  1,100    Comerica Incorporated..................    63,360
  2,700    Fifth Third Bankcorp...................    162,135
  5,400    Mellon Bank Corporation................    241,974
  2,200    National City Corporation..............    67,716
  8,728    US Bankcorp............................    198,911
                                                      ----------
                                                      734,096
                                                      ----------
           Beverage (Soft Drink) Industry -- 1.72%
  2,500    Coca Cola Enterprises Incorporated.....    40,875
 10,700    Pepsico Incorporated...................    472,940
                                                      ----------
                                                      513,815
                                                      ----------
           Chemical (Basic) Industry -- 0.05%
  1,100    Millennium Chemicals...................    16,555
                                                      ----------

           Chemical (Diversified) Industry -- 0.48%
  1,400    Millipore Corporation..................    86,772
  2,500    Pall Corporation.......................    58,825
                                                      ----------
                                                      145,597
                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Chemical (Specialty) Industry -- 0.36%
    600    International Flavors and Fragrances...    15,078
  1,300    Praxair Incorporated...................    61,100
    800    Sherwin Williams Company...............    17,760
    400    Sigma Aldrich Corporation..............    15,448
                                                      ----------
                                                      109,386
                                                      ----------
           Coal/Alternate Energy Industry -- 0.12%
    800    AES Corporation........................    34,440
                                                      ----------

    986    Communication (Other) Industry -- 0.01%
           Williams Communication Group...........     2,929
                                                      ----------

           Computer & Peripherals Industry -- 2.38%
  3,200    3Com Corporation.......................    15,200
  2,000    Apple Computer Incorporated............    46,500
    600    Cabletron Systems Incorporated.........    13,710
 15,400    Dell Computer Corporation..............    399,630
  1,800    Ingram Micro Incorporated.............     26,082
    124    MIPS Technologies Incorporated.........     2,145
  4,746    Palm, Incorporated.....................    28,808
    100    Sanmina Corporation....................     2,341
    900    Silicon Graphics Incorporated..........     1,251
 11,200    Sun Microsystems Incorporated..........    176,064
                                                      ----------
                                                      711,731
                                                      ----------
           Computer Related Services Industry -- 0.07%
    300    Adaptec Incorporated...................     2,982
    400    Siebel Systems.........................    18,760
                                                      ----------
                                                      21,742
                                                      ----------


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Computer Software & Services Industry -- 12.04%
 17,800    AOL Time Warner Incorporated...........    943,400
  2,600    Automatic Data Processing Incorporated.    129,220
    400    Citrix Systems Incorporated............    13,960
  3,750    Computer Associates International......    135,000
 17,200    Microsoft Corporation..................    1,248,720
    400    NCR Corporation........................    18,800
 55,200    Oracle Corporation.....................    1,048,800
    600    Peoplesoft Incorporated................    29,538
     49    Roxio Incorporated.....................       637
    491    Veritas Software Company...............    32,666
                                                      ----------
                                                      3,600,741
                                                      ----------

           Consumer & Business Services Industry -- 0.12%
    800    Paychex Incorporated...................    32,000
    200    Reynolds & Reynolds....................     4,390
                                                      ----------
                                                      36,390
                                                      ----------
           Diversified Company Industry -- 2.39%
    105    Berkshire Hathaway, Class B............    241,500
    300    Danaher Corporation....................    16,800
  1,000    Hillenbrand Industries.................    57,110
    200    National Service Industries............     4,514
  2,500    Service Corporation International......    15,900
    800    Thermo Electron Corporation............    17,616
  6,634    Tyco International Limited.............    361,619
                                                      ----------
                                                      715,059
                                                      ----------
           Drug Industry -- 0.11%
    300    Forest Labs Incorporated...............    21,300
    200    Interneuron Pharmaceuticals............     1,698
    400    Quintiles Transnational Corporation....    10,100
                                                      ----------
                                                      33,098
                                                      ----------


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Drugstore Industry - 0.76%
  2,200    Longs Drug Stores......................    47,410
    800    Rite Aid Corporation...................     7,200
  5,000    Walgreen Company.......................    172,300
                                                      ----------
                                                      226,910
                                                      ----------

           Electric and Other Utility Services Combined -- 1.29%
    353    NiSource Incorporated..................      9,647
 11,774    Scottish Power Incorporated............    343,801
  2,100    Sierra Pacific Resources Incorporated..     33,579
                                                      ----------
                                                      387,027
                                                      ----------
           Electric Utility (Central) Industry -- 1.21%
    800    Cinergy Corporation....................    27,960
 10,400    FirstEnergy Corporation................    334,464
                                                      ----------
                                                      362,424
                                                      ----------
           Electric Utility (East) Industry -- 0.15%
    800    PPL Corporation........................    44,000
                                                      ----------

           Electric Utility (West) Industry -- 0.47%
 10,700    Edison International Incorporated......    119,305
    400    El Paso Corporation ...................    21,016
                                                      ----------
                                                      140,321
                                                      ----------
           Electrical Equipment Industry -- 0.24%
    300    Avnet Incorporated.....................     6,726
    400    Grainger (W.W.)........................    16,464
  1,100    Maxim Integrated Products..............    48,631
                                                      ----------
                                                      71,821
                                                      ----------
           Electronics Industry -- 0.03%
    200    Scientific Atlanta.....................     8,120
                                                      ----------

           Entertainment Industry -- 1.87%
 10,812    Viacom Incorporated, Class B...........    559,521
                                                      ----------



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Environmental Industry -- 0.07%
  1,700    AutoNation Incorporated................    19,720
                                                      ----------

           Financial Services Industry -- 5.16%
  6,844    AXA - ADRs.............................    192,795
  7,800    American Express Company...............    302,640
    400    Deluxe Corporation.....................    11,560
  3,400    Franklin Resources Incorporated........    155,618
    338    Gartner Group Incorporated, Class B....     3,110
  1,200    Household International Incorporated...    80,040
    200    Lehman Brothers Holdings Incorporated..    15,448
  3,600    MBNA Corporation.......................    118,800
  6,040    Morgan Stanley Dean Witter.............    387,949
 17,550    Schwab (Chas) Corporation..............    276,413
                                                      ----------
                                                      1,544,373
                                                      ----------
           Food Processing Industry -- 1.48%
  4,400    General Mills Incorporated.............    192,632
  1,300    Hershey Foods Corporation..............    80,223
  1,700    Kellogg Company........................    49,300
    700    Quaker Oats Company....................    63,875
  1,200    Wrigley (William) Jr. Company..........    56,220
                                                      ----------
                                                      442,250
                                                      ----------
           Food Wholesalers Industry -- 0.34%
    300    Supervalu Incorporated.................     5,265
  3,600    Sysco Corporation......................    97,740
                                                      ----------
                                                      103,005
                                                      ----------
           Foreign Telecommunication Industry -- 0.80%
 10,400    Nortel Networks Corporation............    93,912
  6,500    Vodafone Group.........................    145,275
                                                      ----------
                                                      239,187
                                                      ----------


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Furniture/Home Furnishings Industry -- 0.10%
  1,400    Leggett & Platt........................    30,842
                                                      ----------

           Gold/Silver Mining Industry -- 0.28%
  4,600    Barrick Gold Corporation...............    69,690
    700    Newmont Mining Corporation.............    13,027
                                                      ----------
                                                      82,717
                                                      ----------
           Grocery Industry -- 0.73%
  1,652    Albertsons Incorporated................    49,543
  3,100    Safeway Incorporated...................    148,800
    800    Winn Dixie Stores Incorporated.........    20,904
                                                      ----------
                                                      219,247
                                                      ----------
           Home Appliance Industry -- 0.13%
    500    Maytag Corporation.....................    14,630
    400    Whirlpool Corporation..................    25,000
                                                      ----------
                                                      39,630
                                                      ----------
           Hotel/Gaming Industry -- 0.19%
  1,200    Marriott International Incorporated....    56,808
                                                      ----------

           Household Products Industry -0.17%
  1,982    Newell Rubbermaid Incorporated.........    49,748
                                                      ----------

           Industrial Services Industry -0.00%
    130    Synavant Incorporated..................       925
                                                      ----------

           Insurance Carriers Industry -- 0.03%
    288    Aegon N.V. ............................     8,179
                                                      ----------

           Insurance (Diversified) Industry --
           5.27%
  2,200    American General Corporation...........    102,190
 10,500    American International Group...........    892,605




   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Insurance (Diversified) Industry (Continued)
  1,500    CIGNA Corporation......................    143,730
  1,200    Lincoln National Corporation...........    62,100
  2,000    Lowe's Companies Incorporated..........    145,100
  1,500    MGIC Investment Corporation............    108,960
  1,200    Marsh and McLennan Companies...........    121,200
                                                      ----------
                                                      1,575,885
                                                      ----------
           Insurance (Life) Industry - 0.46%
    400    AFLAC Incorporated.....................    12,596
  1,541    Conseco Incorporated...................    21,343
    900    Jefferson Pilot Corporation............    43,488
  1,000    Providian Corporation..................    59,200
                                                      ----------
                                                      136,627
                                                      ----------
           Insurance (Property/Casualty) Industry -- 1.95%
  4,400    Allstate Corporation...................    193,556
    900    Chubb Corporation......................    69,687
    600    Cincinnati Financial...................    23,700
  1,100    Hartford Financial Services Group......    75,240
    500    Progressive Corporation, Ohio..........    67,595
    700    Safeco Corporation.....................    20,650
  2,594    Saint Paul Companies Incorporated......    131,516
                                                      ----------
                                                      581,944
                                                      ----------
           Internet Services Industry -- 0.07%
  1,000    Yahoo Incorporated.....................    19,990
                                                      ----------

           Management Services industry -- 0.20%
  1,000    KLA-Tencor Corporation.................    58,470
                                                      ----------



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Manufacturing - Electronics, General -- 0.49%
  2,100    American Power Conversion..............    33,075
  3,125    Molex Incorporated.....................    114,156
                                                      ----------
                                                      147,231
                                                      ----------
           Manufacturing - Electronics, Not
           Elsewhere -- 0.62%
  7,425    Symbol Technical.......................    164,835
    900    Thomas and Betts Corporation...........    19,863
                                                      ----------
                                                      184,698
                                                      ----------
           Machinery Industry -- 0.37%
  1,400    Donaldson Company Incorporated.........    43,610
    200    Snap On Incorporated...................     4,832
  1,500    Stanley Works..........................    62,820
                                                      ----------
                                                      111,262
                                                      ----------
           Machinery (Construction & Mining)
           Industry -- 0.23%
    800    Deere and Company......................    30,280
    900    Ingersoll Rand Company.................    37,080
                                                      ----------
                                                      67,360
                                                      ----------
           Medical Services Industry -- 0.48%
  2,600    IMS Health.............................    74,100
    200    Idexx Laboratories Incorporated........     6,250
  1,000    United Healthcare Corporation..........    61,750
                                                      ----------
                                                      142,100
                                                      ----------
           Manufacturing, General -- 0.40%
  1,800    Diebold Incorporated...................    57,870
    900    Lexmark International..................    60,525
                                                      ----------
                                                      118,395
                                                      ----------
           Medical Supplies Industry -- 3.79%
  1,050    Biomet Incorporated....................    50,463
  4,200    Boston Scientific Corporation..........    71,400



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Medical Supplies Industry (Continued)
  6,900    Cardinal Health Incorporated...........    476,100
  7,600    Medtronic Incorporated.................    349,676
  3,400    Stryker Corporation....................    186,490
                                                      ----------
                                                      1,134,129
                                                      ----------

           Metals & Mining (Diversified) Industry -- 0.46%
  7,900    Inco Limited...........................    136,354
                                                      ----------

           Natural Gas (Distribution) Industry -- 0.07%
    800    WGL Holdings...........................    21,688
                                                      ----------

           Natural Gas (Diversified) Industry --
           2.03%
  1,952    Burlington Resources Incorporated......    77,592
 10,000    Enron Corporation......................    491,000
  1,200    Williams Companies Incorporated........    39,540
                                                      ----------
                                                      608,132
                                                      ----------
           Newspaper Industry -- 0.34%
    800    Gannett Incorporated...................    52,720
  1,190    Tribune Company........................    47,612
                                                      ----------
                                                      100,332
                                                      ----------
           Office Equipment & Supplies Industry
           -- 0.73%
    700    Ikon Office Solutions Incorporated.....     6,860
  5,000    Pitney Bowes Incorporated..............    210,600
                                                      ----------
                                                      217,460
                                                      ----------
           Oilfield Services/Equipment Industry
           -- 0.64%
  1,940    Baker Hughes Incorporated..............    64,990
    200    Cooper Cameron Corporation.............    11,160
    400    Ensco International Incorporated.......     9,360
    400    Global Marine Incorporated.............     7,452



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Oilfield Services/Equipment Industry
           (Continued)
    400    Helmerich and Payne Incorporated.......    12,328
    800    McDermott International................     9,320
    200    Noble Drilling Corporation.............     6,550
    700    Rowan Companies Incorporated...........    15,470
  1,036    Transocean Sedco Forex.................    42,735
    712    Varco International Incorporated.......    13,250
                                                      ----------
                                                      192,615
                                                      ----------
           Other Business Services -- 0.47%
  7,600    Solectron..............................    139,080
                                                      ----------

           Packaging & Container Industry -- 0.17%
    900    Bemis Company Incorporated.............    36,153
    550    Sonoco Products Company................    13,684
                                                      ----------
                                                      49,837
                                                      ----------
           Paper & Forest Products Industry --
           0.32%
    200    Chesapeake Corporation.................     4,950
     79    Georgia Pacific Corporation............     2,674
  1,900    Rayonier Incorporated..................    88,255
                                                      ----------
                                                      95,879
                                                      ----------
           Petroleum (Integrated) Industry --
           2.38%
    358    Devon Energy Corporation...............    18,795
    600    Murphy Oil Corporation.................    44,160
 10,700    Royal Dutch Petroleum..................    623,489
    600    Tosco Corporation......................    26,430
                                                      ----------
                                                      712,874
                                                      ----------
           Petroleum (Producing) Industry -- 0.48%
  2,564    Anadarko Petroleum Corporation.........    138,225
    200    Pogo Producing Company.................     4,800
                                                      ----------
                                                      143,025
                                                      ----------

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Precision Instrument Industry -- 0.01%
    800    Polaroid Corporation...................     2,080
                                                      ----------

           Publishing Industry -- 0.22%
    900    Harcourt General Incorporated..........    52,371
    200    Mcgraw Hill Company Incorporated.......    13,230
                                                      ----------
                                                      65,601
                                                      ----------
           Railroad Industry -- 2.05%
 17,400    Burlington Northern Santa Fe...........    527,220
  4,200    Norfolk Southern Corporation...........    87,150
                                                      ----------
                                                      614,370
                                                      ----------
           Real Estate (Other) Industry -- 0.86%
 10,000    AMB Property...........................    257,600
                                                      ----------

           Rental & Leasing Industry -- 0.00%
    212    ANC Rental.............................       636
                                                      ----------

           Restaurant Industry -- 1.32%
 14,600    McDonalds Corporation..................    395,076
                                                      ----------

           Retail (Special Lines) Industry -- 0.58%
  5,062    Gap Incorporated.......................    146,798
    800    TJX Companies Incorporated.............    25,496
                                                      ----------
                                                      172,294
                                                      ----------
           Retail - Televisions, Radios, and
           Electronics -- 0.17%
    700    Best Buy...............................    44,464
    200    RadioShack Corporation.................     6,100
                                                      ----------
                                                      50,564
                                                      ----------


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Retail Building Supply Industry -- 1.95%
    726    Dominion Resources Incorporated........    43,654
 11,400    Home Depot Incorporated................    538,536
                                                      ----------
                                                      582,190
                                                      ----------
           Retail Store Industry -- 1.27%
  4,300    Borders Group Incorporated.............    96,320
  1,600    CVS Corporation........................    61,760
  1,000    Clear Channel Communications...........    62,700
    800    Costco Companies Incorporated..........    32,864
    976    Dollar General.........................    19,032
    500    Federated Department Stores............    21,250
    271    Neiman Marcus, Class B.................     7,995
  1,300    JC Penney..............................    34,268
  1,000    Sears Roebuck and Company..............    42,310
    100    Venator Group Incorporated.............     1,530
                                                      ----------
                                                      380,029
                                                      ----------
           Securities Brokerage Industry - 0.83%
  4,200    Merrill Lynch and Company Incorporated.    248,850
                                                      ----------

           Semiconductor Industry -- 1.29%
  1,100    Advanced Micro Devices Incorporated....    31,790
  1,100    Altera.................................    31,900
  1,200    Analog Devices Incorporated............    51,900
    600    Broadcom Corporation...................    25,656
  1,400    Conexant Systems Incorporated..........    12,530
  1,800    LSI Logic..............................    33,840
  1,000    Linear Technologies Corporation........    44,220
  2,200    Micron Technology Incorporated.........    90,420



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Semiconductor Industry (Continued)
    900    National Semiconductor Company.........    26,208
    200    Vitesse Semiconductor..................     4,208
    800    Xilinx Incorporated....................    32,992
                                                      ----------
                                                      385,664
                                                      ----------
           Semiconductor Capital Equipment
           Industry -- 0.05%
    400    Teradyne Incorporated..................    14,000
                                                      ----------

           Steel (General) Industry -- 0.08%
    400    Nucor Corporation......................    19,556
    400    Worthington Industries Incorporated....     5,440
                                                      ----------
                                                      24,996
                                                      ----------
           Telecommunication Equipment Industry -
           1.51%
  1,400    ADC Telecom............................     9,240
    300    Andrew Corporation.....................     5,535
 22,500    Cisco Systems Incorporated.............    409,500
  1,400    Tellabs Incorporated...................    26,992
                                                      ----------
                                                      451,267
                                                      ----------
           Telecommunication Services Industry --
           8.95%
    900    Alltel Corporation.....................    55,134
 10,600    Bellsouth Corporation..................    426,862
  3,400    Comcast Corporation Class A............    147,560
  1,800    Nextel Communication...................    31,500
  2,800    Qualcomm...............................    163,744
 27,117    Qwest Communications...................    864,219
 14,747    SBC Communications Incorporated........    590,765
  8,000    Sprint Corporation (FON Group) ........    170,880
  4,000    Sprint PCS.............................    96,600
    348    Worldcom Incorporated - MCI Group......     5,603
  8,700    Worldcom Incorporated - Worldcom Group.    123,540
                                                      ----------
                                                      2,676,407
                                                      ----------


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)
                                                      Value
 Quantity                                            (Note 1)
 --------                                            --------
           Thrift Industry -- 3.72%
  2,500    Federal Home Loan Mortgage Association.    170,125
 11,100    Federal National Mortgage Association..    943,833
                                                      ----------
                                                      1,113,958
                                                      ----------
           Tire & Rubber Industry -- 0.02%
    400    Cooper Tire and Rubber Company.........     5,680
                                                      ----------

           Toiletries/Cosmetics Industry -- 0.22%
  1,400    Avon Products Incorporated.............    64,792
                                                      ----------

           Transportation Services (Not Elsewhere
           Classified) -- 0.10%
    578    Sabre Holdings Corporation.............    28,900
                                                      ----------

           Total common stocks (cost
           $21,148,088) .........................     29,709,374
                                                     -----------
RIGHTS & WARRANTS - 0.23%
  2,592    Total Fina S.A. Warrants (cost
           $16,008) .............................         67,962
                                                     -----------
           Total investments (cost $21,164,096)..     29,777,336
                                                     -----------
CASH & OTHER ASSETS, LESS LIABILITIES - 0.42%....        125,113
                                                      -----------
Total Net Assets...................................  $29,902,449
                                                      ===========





   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001




1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Organizational Costs - Prior to the adoption of Statement of Position 98-5 issued by the American Institute of Certified Public Accountants, costs incurred in connection with the organization and registration of the Trust were deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations. Statement of Position 98-5 directed that all remaining unamortized organizational costs be expensed.
2. Tax basis of investments:
   At June 30, 2001, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $10,422,372. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,809,132. Net unrealized appreciation in investments at June 30, 2001 was $8,613,240.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001

                                   (Continued)

3. Investment advisory and sub-advisory agreements: The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.
   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees of $15,145 for the six months ended June 30, 2001, and $33,466 for the year ended December 31, 2000; it has received no compensation for its services since the inception of the Trust.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.
5. Related parties:
   The President and Secretary of the Trust, Mr. David Putnam, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. Mr. Putnam, an interested trustee, serves for no fee.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2001 were:

    Cost of securities acquired:
      U.S. Government and investments
       backed by such securities........   $      --
      Other investments.................     696,718
                                           -----------
                                           $ 696,718
                                           ===========

    Proceeds from sales and maturities:
      U.S. Government and investments
       backed by such securities........   $      --
      Other investments.................       1,791
                                           -----------
                                           $   1,791
                                           ===========

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES


HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer and
Director, Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                     Trustee
Treasurer, Emmanuel College

DR. LORING E. HART                           Trustee
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                    Trustee
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                            President, Secretary
President and Director                       and Trustee
F.L. Putnam Investment Management Company

C. KENT RUSSELL                              Treasurer
Chief Financial Officer, Catholic Health
East

REV. MSGR. VINCENT TATARCZUK                 Trustee
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.             Trustee
Physician; Principal, Ambulatory Surgical
Centers of America,   L.L.C.

REV. MR. JOEL M. ZIFF                        Trustee
Director of Finance, Sisters of Mercy
Regional Community of Merion

                          PRINCIPLED EQUITY MARKET FUND




Dear Shareholder,

   The purpose of this letter is to notify you, as the holder of common stock of the Principled Equity Market Fund (the "Fund"), of the Fund's intention, as authorized by the Board of the Trustees of the Fund, to repurchase on the Chicago Stock Exchange shares of such common stock of the Fund from time to time and at a price which is the higher of the highest current independent bid quotation or the last sale price on such exchange on the date of purchase, but in no event higher than the then current net asset value of such shares.

   It is the intention of the Fund that such repurchases will be funded from the Fund's short-term cash investments, and thus will not result in the incurrence of any additional debt by the Fund.

                 This Page Intentionally Left Blank

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


                          PRINCIPLED EQUITY MARKET FUND



                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
         10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                                 (617) 964-7600

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
            260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                        Cardinal Investment Services Inc.
                   579 Pleasant St., Suite 4, Paxton, MA 01612
                                 (508) 831-1171

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
              One Riverfront Center, Pittsburgh, Pennsylvania 15222

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109






This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.